Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property, equipment and software, net

Property, equipment and software, net consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB

Computer and electronic equipment	314,619	326,220
Office building[2]	483,817	483,817
Office building improvement	-	11,258
Office furniture and equipment	29,027	29,408
Leasehold improvement	33,708	9,625
Software	78,011	135,882
Total	939,182	996,210
Less: Accumulated depreciation and amortization[1]	(315,390)	(354,894)
Property, equipment and software, net	623,792	641,316

1	Depreciation and amortization expenses for the years ended December 31, 2023, 2024 and 2025 was RMB22,515, RMB69,491 and RMB 66,484 respectively.

2	The Company purchased the building of the Group’s principle executive offices in Shanghai, the People’s Republic of China in 2024.